Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Financial Liabilities
Other financial liabilities as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Current
Derivatives liabilities	￦	82,859	91,739
Financial guarantee liabilities		58,545	19,902

	￦	141,404	111,641

Non-current
Derivatives liabilities	￦	129,505	18,300
Financial guarantee liabilities		4,083	5,696

	￦	133,588	23,996

Other payables [member]
Statement [LineItems]
Summary of Financial Liabilities
Other payables as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Current
Accounts payable	￦	800,439	1,034,823
Accrued expenses		697,087	835,226
Dividend payable		2,703	4,046
Lease liabilities		244,548	181,774
Withholdings		100,489	133,492

	￦	1,845,266	2,189,361

Non-current
Accounts payable	￦	5,572	17,312
Accrued expenses		4,953	8,760
Lease liabilities		495,127	596,240
Long-term withholdings		53,272	56,697

	￦	558,924	679,009